Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (USD $)	Total	Common Stock	Surplus	Undivided Profits	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Dec. 31, 2008	$ 107,000,114	$ 5,279,268	$ 65,780,254	$ 33,412,596	$ 2,527,996
Balance, shares at Dec. 31, 2008		5,279,268
Comprehensive Income:
Net income	3,220,473			3,220,473		3,220,473
Net unrealized gain (loss) on available for sale securities, net of tax	(2,392,524)				(2,392,524)	(2,392,524)
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(474,940)				(474,940)	(474,940)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	142,108				142,108	142,108
Total comprehensive income (loss)						495,117
Effect of stock retirements on accrued dividends	4,774			4,774
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(1,030,339)			(1,030,339)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(515,170)			(515,170)
Retirement of stock	(2,366,559)	(127,571)		(2,238,988)
Retirement of stock, shares		(127,571)
Balance at Dec. 31, 2009	103,587,937	5,151,697	65,780,254	32,853,346	(197,360)
Balance, shares at Dec. 31, 2009		5,151,697
Comprehensive Income:
Net income	1,484,963			1,484,963		1,484,963
Net unrealized gain (loss) on available for sale securities, net of tax	(1,370,429)				(1,370,429)	(1,370,429)
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(1,115,842)				(1,115,842)	(1,115,842)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	(193,281)				(193,281)	(193,281)
Total comprehensive income (loss)						(1,194,589)
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(566,687)			(566,687)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(462,323)			(462,323)
Retirement of stock	(7,476)	(558)		(6,918)
Retirement of stock, shares		(558)
Balance at Dec. 31, 2010	101,356,862	5,151,139	65,780,254	33,302,381	(2,876,912)
Balance, shares at Dec. 31, 2010		5,151,139
Comprehensive Income:
Net income	1,202,834			1,202,834		1,202,834
Net unrealized gain (loss) on available for sale securities, net of tax	5,623,908				5,623,908	5,623,908
Reclassification adjustment for available for sale securities called or sold in current year, net of tax	(743,196)				(743,196)	(743,196)
Gain (Loss) from unfunded post-retirement benefit obligation, net of tax	3,180,468				3,180,468	3,180,468
Total comprehensive income (loss)						9,264,014
Cash dividends ($ .29, $ .11 and $ .09 per share for the year 2009, 2010 and 2011 respectively)	(462,323)			(462,323)
Dividend declared ($ .10, $ .09 and $ .10 per share for the year 2009, 2010 and 2011 respectively)	(513,692)			(513,692)
Retirement of stock	(192,560)	(14,221)		(178,339)
Retirement of stock, shares		(14,221)
Balance at Dec. 31, 2011	$ 109,452,301	$ 5,136,918	$ 65,780,254	$ 33,350,861	$ 5,184,268
Balance, shares at Dec. 31, 2011		5,136,918